Expense Example - BlackRock High Yield Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	845
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	$ 1,141